SUBSEQUENT EVENTS (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 14, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Subsequent Event [Line Items]
Cash paid		$ 1,813	$ 3,333	$ 2,551
Subsequent Event [Member] | Content IQ LLC [Member]
Subsequent Event [Line Items]
Percentage of share Acquired	100.00%
Total consideration	$ 73,050
Cash paid	15,000
Amount paid as retention incentive	11,000
Earn-outs amount	$ 47,050
Earn out period	2 years